Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from contracts with customers
Disaggregation of revenue from contracts with customers

Below is revenue from contracts with customers disaggregated by product line and geographic location:

	2025	2024	2023

Inputs Retails sales
Brazil	3,694,098	6,510,383	6,950,340
Colombia	1,279,583	1,114,104	1,145,520

Private Label products
Crop Care	860,803	678,021	557,167

Grains (i)
Brazil	560,401	1,013,312	633,565
Colombia	93,729	41,045	33,360

Services
Brazil	2,260	—	—
Colombia	26,404	35,399	27,461

Total Revenues	6,517,278	9,392,264	9,347,413

Summarized by region
Brazil	5,117,562	8,201,716	8,141,072
Colombia	1,399,716	1,190,548	1,206,341

(i)       As explained in Note 11, the Group receives grains from certain customers in exchange to the product sold. The fair value of such non-cash consideration received from the customer is included in the transaction price and measured when the Group obtains control of the grains. The Group estimates the fair value of the non-cash consideration by reference to its market price.